UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 6/30/14

Item 1.  Schedule of Investments.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited)
June 30, 2014

Shares		Value
	MUTUAL FUNDS - 62.2%
	DEBT FUNDS - 62.2%
92,421	Credit Suisse Strategic Income Fund	$ 1,007,182
546,333	ING High Yield Bond Fund	4,720,772
459,515	PIMCO High Yield Spectrum Fund	5,119,001
	TOTAL MUTUAL FUNDS (Cost - $10,776,641)	10,846,955

	SHORT-TERM INVESTMENT - 9.3%
	MONEY MARKET FUND - 9.3%
1,625,321	Fidelity Institutional Money Market Funds - 0.04% (a)	1,625,321
	(Cost - $1,625,321)

	TOTAL INVESTMENTS - 71.5% (Cost - $12,401,962) (b)	$ 12,472,276
	OTHER ASSETS LESS LIABILITIES - 28.5%	4,976,489
	NET ASSETS - 100.0%	$ 17,448,765

(a) Money market fund; interest rate reflects seven-day effective yield on June 30, 2014.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,401,962 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 73,117
	Unrealized Depreciation:	(2,803)
	Net Unrealized Appreciation:	$ 70,314

		Unrealized
		Appreciation/ (Depreciation)

	TOTAL RETURN SWAP CONTRACTS - 0.5%
	Goldman Sachs MP Energy Infrastructure Equity Swap, Barclays-	$ 38,982
	May 21, 2017 to receive total return of Goldman Sachs MP Energy less USD- 3 Month LIBOR
	(Notional Amount $1,000,000)

	Guggenheim Floating Rate Strategies Equity Swap, Barclays-	6,180
	May 21, 2017 to receive total return of Guggenheim Floating Rate less USD- 3 Month LIBOR
	(Notional Amount $4,150,000)

	JP Morgan Chase & Co Alerian MLP Equity Swap, Barclays-	63,747
	January 20, 2015 to receive total return of JP Morgan Chase & Co. Alerian MLP less USD- 3 Month LIBOR
	(Notional Amount $11,088,613)

	Northeast Investors Trust Equity Swap, Barclays-	12,576
	May 21, 2017 to receive total return of Northeast Investors Trust less USD- 3 Month LIBOR
	(Notional Amount $4,150,000)

	Nuveen High Yield Muni Bond Fund Equity Swap, Barclays-	4,643
	May 21, 2017 to receive total return of Nuveen High Yield Muni Bond Fund less USD- 3 Month LIBOR
	(Notional Amount $2,600,000)

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited) (Continued)
June 30, 2014
Unrealized
Appreciation/ (Depreciation)

TOTAL RETURN SWAP CONTRACTS (Continued) - 0.5%
Oppenheimer Sr. Floating Rate CL Y Equity Swap, Barclays- May 21, 2017	$ 4,946
to receive total return of Oppenheimer Sr. Floating Rate CL Y less USD- 3 Month LIBOR
(Notional Amount $4,150,000)

Osterweis Strategic Income Fund - Cl. I Equity Swap, Barclays-	(18,641)
May 21, 2017 to receive total return of Osterweis Strategic Income Fund - I less USD- 3 Month LIBOR
(Notional Amount $2,500,000)

Principal Preferred Securities Fund Equity Swap, Barclays-	7,184
May 21, 2017 to receive total return of Principal Preferred Securities Fund less USD- 3 Month LIBOR
(Notional Amount $2,500,000)

Third Avenue Focused Credit Fund Equity Swap, Barclays-	(29,448)
May 21, 2017 to receive total return of Third Avenue Focused Credit Fund less USD- 3 Month LIBOR
(Notional Amount $2,005,742)
TOTAL NET UNREALIZED APPRECIATION
FROM TOTAL RETURN SWAP CONTRACTS	$ 90,169

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited) (Continued)
June 30, 2014

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor and/or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor and/or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited) (Continued)
June 30, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 10,846,955	$ -	$ -	$ 10,846,955
Money Market Fund	1,625,321	-	-	1,625,321
Total	$ 12,472,276	$ -	$ -	$ 12,472,276
Derivatives:
Equity Swap Contracts	$ 90,169	$ -	$ -	$ 90,169
* Refer to the Portfolio of Investments for sector classifications.
The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

Underlying Investments in Other Investment Companies - The Fund currently invests a portion of its assets in ING High Yield Income Fund, ("ING") and PIMCO High Yield Spectrum Fund, ("PIMCO").  The Fund may redeem its investment from ING or PIMCO at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of ING and PIMCO.  The financial statements of ING and PIMCO, including the portfolio of investments, can be found at www.ing.us and www.pimco.com, respectively, or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of June 30, 2014 the percentage of the Fund’s net assets invested in ING and PIMCO was 27% and 29%, respectively.

Swap Agreements - The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

The Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred  Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President

Date

8/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

     Catherine Ayer-Rigsby, President

Date

8/26/14

By (Signature and Title)

/s/ Kevin Wolf

     Kevin Wolf, Treasurer

Date

8/26/14